LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
LOANS AND BORROWINGS [abstract]
Schedule of current loans and borrowings

Current*

		2019			2020
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total
Short-term loans and borrowings
General loans*****	LIBOR+0.60% to 3.915% per annum with maturity within one year	1,905	-	1,905	-	-	-

		1,905	-	1,905	-	-	-
Loans and borrowings due within one year
For Tangguh LNG Project***	LIBOR+0.19% to 0.335% per annum with maturity within one year	226	-	226	78	-	78

For Tangguh LNG III Project****	LIBOR+1.37% to 3.45% per annum with maturity within one year	-	-	-	142	-	142
For Arctic LNG 2 Project*****	EURIBOR+0.7% to 1.2% per annum with maturity in 2026	-	-	-	18	-	18
General loans	LPR-60BPS per annum with maturity in 2033	-	-	-	1	-	1
Notes**		-	11,777	11,777	-	10,978	10,978
		226	11,777	12,003	239	10,978	11,217
		2,131	11,777	13,908	239	10,978	11,217

Schedule of non-current loans and borrowings

Non-current*

		2019			2020
	Effective interest rate and final maturity	Loans	Notes	Total	Loans	Notes	Total
For Tangguh LNG Project***	LIBOR+0.19% to 0.335% per annum with maturity through to 2021	84	-	84	-	-	-
For Tangguh LNG III Project ****	LIBOR+1.37% to 3.45% per annum with maturity from 2021 to 2029	2,866	-	2,866	3,233	-	3,233
For Arctic LNG 2 Project*****	EURIBOR+0.7% to 1.2% per annum with maturity in 2026	735	-	735	7,011	-	7,011
General loans	LPR-60BPS per annum with maturity in 2033	-	-	-	814	-	814
Notes**		-	132,467	132,467	-	113,955	113,955
		3,685	132,467	136,152	11,058	113,955	125,013

Schedule of detailed information about notes

The details of notes are as follows:

Issued by	Maturity	Coupon Rate	Outstanding Principal Amount
			December 31, 2019	December 31, 2020
			USD million	USD million
CNOOC Finance (2003) Limited	Due in 2033	5.500%	300	300
CNOOC Finance (2011) Limited	Due in 2021	4.25%	1,500	1,500
CNOOC Finance (2011) Limited	Due in 2041	5.75%	500	500
CNOOC Finance (2012) Limited	Due in 2022	3.875%	1,500	1,500
CNOOC Finance (2012) Limited	Due in 2042	5.000%	500	500
CNOOC Finance (2013) Limited	Due in 2023	3.000%	2,000	2,000
CNOOC Finance (2013) Limited	Due in 2043	4.250%	500	500
CNOOC Finance (2013) Limited	Due in 2029	2.875%	1,000	1,000
CNOOC Finance (2013) Limited	Due in 2049	3.300%	500	500
CNOOC Finance (2014) ULC	Due in 2024	4.25%	2,250	2,250
CNOOC Finance (2014) ULC	Due in 2044	4.875%	500	500
CNOOC Petroleum North America ULC	Due in 2028	7.4%	200	200
CNOOC Petroleum North America ULC	Due in 2032	7.875%	500	500
CNOOC Petroleum North America ULC	Due in 2035	5.875%	790	790
CNOOC Petroleum North America ULC	Due in 2037	6.4%	1,250	1,250
CNOOC Petroleum North America ULC	Due in 2039	7.5%	700	700
CNOOC Finance (2015) Australia Pty Ltd	Matured in 2020	2.625%	1,500	-
CNOOC Finance (2015) Australia Pty Ltd	Due in 2045	4.200%	300	300
CNOOC Finance (2015) U.S.A. LLC	Due in 2023	3.75%	450	450
CNOOC Finance (2015) U.S.A. LLC	Due in 2025	3.500%	2,000	2,000
CNOOC Finance (2015) U.S.A. LLC	Due in 2028	4.375%	1,000	1,000

Schedule of maturities of long-term loans

The maturities of the long term loans are as follows:

	2019	2020

Repayable:
Within one year	226	239
After one year but within two years	204	288
After two years but within three years	244	326
After three years but within four years	277	495
After four years but within five years	320	649
After five years	2,640	9,300
	3,911	11,297

	(226)	(239)
Amount due within one year shown under current liabilities

	3,685	11,058

Schedule of supplemental information with respect to the long-term loans

Supplemental information with respect to the long term loans:

			Weighted
		Weighted	average
		average	interest rate
For the year ended	Balance	interest rate	during the
December 31	at year end	at year end	year (1)

2019	3,911	2.70%	3.43%
2020	11,297	0.95%	1.83%

(1)    The weighted average interest rate is computed by averaging the interest rates as at January 1, and December 31, of each year.